AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 99.0%
Pennsylvania – 89.7%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$1,000	$1,158,092
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	1,600	1,878,256
Altoona Area School District BAM Series 2018 5.00%, 12/01/2039 (Pre-refunded/ETM)	2,000	2,260,136
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	415	417,802
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	540,671
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	477,169
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	852,152
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,160,668
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	696,896
Chester County Health and Education Facilities Authority (Main Line Health System, Inc. Obligated Group) Series 2020-A 4.00%, 09/01/2040	1,000	1,133,678
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	360	393,873
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036-05/01/2041	550	602,699
City of Philadelphia PA Series 2014-A 5.25%, 07/15/2031 (Pre-refunded/ETM)	2,500	2,688,252
Series 2017 5.00%, 08/01/2031	1,000	1,165,460

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2036	$1,700	$2,001,038
Series 2018-A 5.00%, 10/01/2048	1,000	1,175,211
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	2,939,613
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034-07/01/2036	2,200	2,572,737
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	693,411
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	2,440	2,498,217
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,727,121
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 05/01/2030 (Pre-refunded/ETM)	1,070	1,120,372
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	761,640
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,198,402
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057	2,000	2,370,918
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	500	577,598
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	806,067
Northampton County General Purpose Authority Series 2013-A 5.00%, 11/01/2032 (Pre-refunded/ETM)	2,000	2,129,343

	Principal Amount (000)	U.S. $ Value

Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	$520	$583,825
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	263,316
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2032	2,000	2,047,782
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2025	1,020	1,049,189
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	670	748,543
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2036(b)	1,125	1,278,934
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	558,216
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	1,000	1,151,570
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038-12/01/2043	2,000	2,359,258
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	420,426
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	480	542,073
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	300	339,441

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	$500	$507,713
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	1,104,711
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,102,511
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	750	899,249
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033-12/01/2035	1,800	2,082,400
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	156,690
5.00%, 12/01/2029	865	996,253
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,127,532
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)	1,000	1,078,480

		58,395,604

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	145	154,419

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	169,433

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	115,988

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	215	223,427

Guam – 1.4%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	97,634

	Principal Amount (000)	U.S. $ Value

Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	$645	$717,587
Territory of Guam Series 2019 5.00%, 11/15/2031	90	99,938

		915,159

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	315	357,768

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	39,627

New Jersey – 0.7%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	425	473,331

New York – 4.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	190	208,173
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2030	1,735	1,783,254
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	500	729,070

		2,720,497

Puerto Rico – 1.2%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	103,465
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	250	258,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	83,651
Series 2019-A 4.329%, 07/01/2040	65	71,015
5.00%, 07/01/2058	250	279,738

		795,994

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$120	$124,556

Total Municipal Obligations (cost $61,619,596)		64,485,803

	Shares

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $1,214,821)	1,214,821	1,214,821

Total Investments – 100.9% (cost $62,834,417)(f)		65,700,624
Other assets less liabilities – (0.9)%		(592,394)

Net Assets – 100.0%		$65,108,230

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$35,185	$—	$35,185
USD	218	01/15/2025	2.613%	CPI#	Maturity	17,205	—	17,205
USD	217	01/15/2025	2.585%	CPI#	Maturity	17,372	—	17,372
USD	120	01/15/2025	4.028%	CPI#	Maturity	2,295	—	2,295
USD	1,430	01/15/2026	CPI#	3.765%	Maturity	(27,076)	—	(27,076)
USD	650	01/15/2027	CPI#	3.320%	Maturity	(23,112)	—	(23,112)
USD	620	01/15/2027	CPI#	3.466%	Maturity	(16,100)	(823)	(15,277)
USD	490	01/15/2027	CPI#	3.323%	Maturity	(17,327)	—	(17,327)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	357,219	—	357,219
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	321,122	—	321,122
USD	1,810	01/15/2029	CPI#	3.331%	Maturity	(31,769)	—	(31,769)
USD	240	01/15/2029	CPI#	3.408%	Maturity	(2,543)	—	(2,543)
USD	170	01/15/2030	1.572%	CPI#	Maturity	29,754	—	29,754
USD	170	01/15/2030	1.587%	CPI#	Maturity	29,496	—	29,496
USD	400	01/15/2031	2.782%	CPI#	Maturity	23,898	—	23,898
USD	340	01/15/2031	2.680%	CPI#	Maturity	24,130	—	24,130
USD	300	01/15/2031	2.989%	CPI#	Maturity	11,012	—	11,012
USD	290	01/15/2032	CPI#	3.064%	Maturity	(5,962)	—	(5,962)
USD	140	04/15/2032	CPI#	2.909%	Maturity	(4,968)	—	(4,968)

						$739,831	$(823)	$740,654

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,590	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$12,660	$—	$12,660
USD	1,100	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	38,499	—	38,499
USD	1,250	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	69,360	—	69,360
USD	1,650	04/15/2032	1.284%	1 Day SOFR	Annual	53,303	—	53,303
USD	550	02/15/2036	3 Month LIBOR	1.692%	Quarterly/ Semi-Annual	(22,306)	—	(22,306)
USD	500	02/15/2036	3 Month LIBOR	1.716%	Quarterly/ Semi-Annual	(18,781)	—	(18,781)
USD	200	02/15/2036	3 Month LIBOR	1.820%	Quarterly/ Semi-Annual	(4,918)	—	(4,918)
USD	800	02/15/2041	1 Day SOFR	1.770%	Annual	4,037	—	4,037
USD	450	02/15/2041	1 Day SOFR	1.657%	Annual	(6,048)	—	(6,048)
USD	380	02/15/2041	1 Day SOFR	1.715%	Annual	(1,470)	—	(1,470)

						$124,336	$—	$124,336

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	$36,479	$—	$36,479

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $2,534,469 or 3.9% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,251,568 and gross unrealized depreciation of investments was $(483,892), resulting in net unrealized appreciation of $3,767,676.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.0% and 3.7%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$64,485,803	$—	$64,485,803
Short-Term Investments	1,214,821	—	—	1,214,821

Total Investments in Securities	1,214,821	64,485,803	—	65,700,624
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	868,688	—	868,688
Centrally Cleared Interest Rate Swaps	—	177,859	—	177,859
Interest Rate Swaps	—	36,479	—	36,479
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(128,857)	—	(128,857)
Centrally Cleared Interest Rate Swaps	—	(53,523)	—	(53,523)

Total	$1,214,821	$65,386,449	$—	$66,601,270

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$343	$9,504	$8,632	$1,215	$0	*

*	Amount less than $500.